Chad E. Fickett

Assistant General Counsel

720 East Wisconsin Avenue

Milwaukee, WI 53202-4797

414 665 1209 office

414 625 1209 fax

chadfickett@northwesternmutual.com

February 10, 2010

Securities and Exchange Commission

Attention: Division of Investment Management

450 Fifth Street, NW

Washington, DC 20549

Re:	Northwestern Mutual Variable Life Account
Variable Executive Life File Nos. 333-36865; 811-3989
Variable Joint Life File Nos. 333-59103; 811-3989
EDGAR CIK 000074227 and
Northwestern Mutual Variable Life Account II
Custom Variable Universal Life File Nos. 333-136124; 811-21933
Executive Variable Universal Life File Nos. 333-136305; 811-21933
Survivorship Variable Universal Life File Nos. 333-136308; 811-21933
EDGAR CIK 0001359314
Post-Effective Amendments to Registration Statements on Form N-6

Ladies and Gentlemen:

We are submitting herewith the following Securities Act of 1933 Post-Effective Amendments, and the following Amendments under the Investment Company Act of 1940, to the Registration Statements on Form N-6 identified above:

	Post-Effective Amendment No.	Amendment No.
Northwestern Mutual Variable Life Account

Variable Executive Life	18	29
Variable Joint Life	18	30

Northwestern Mutual Variable Life Account II

Custom Variable Universal Life	4	16
Executive Variable Universal Life	5	17
Survivorship Variable Universal Life	4	18

With respect to the Registrants listed above, the prospectuses, filed as part of the Post-Effective Amendments referenced above, have been revised to update, clarify and rearrange certain disclosures therein, as well as reflect changes in the Transactions Fees and Periodic Charges.

Securities and Exchange Commission

February 10, 2010

Our intention is that Post-Effective Amendments identified above become effective on May 1, 2010, in accordance with the provisions of paragraph (a) of Rule 485. Additional Post-Effective Amendments for Northwestern Mutual Variable Life Account may be filed under separate cover.

Please call the undersigned with any questions or comments about this filing.

Very truly yours,

/s/ Chad E. Fickett

Chad E. Fickett

Assistant General Counsel

Enc.

cc: Mr. Craig Ruckman